VESSELS (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) Vessel Building	Dec. 31, 2021 USD ($) Vessel	Dec. 31, 2020 USD ($)
VESSELS [Abstract]
Number of vessels | Vessel		19	21
Vessels [Abstract]
Total		$ 1,147,320	$ 1,324,195
Less Accumulated Depreciation		(398,113)	(557,527)
Less Accumulated Impairment Loss on Vessels		(14,073)	(51,405)
Net Book Value Vessels		735,134	715,263
Vessel Held for Sale		$ 0	14,960
Payment for vessels under construction			24,300
Number of vessels delivered | Vessel		2
Number of new buildings | Building		2
Number of vessels sold | Vessel		5
Impairment loss on vessels		$ 314	60,311	$ 0
Number of vessels classified as held for sale | Vessel		1
Number of vessels built | Vessel		6
Accumulated gain on vessel		$ 6,005	0	$ 0
Held for Sale [Member]
Vessels [Abstract]
Impairment loss on vessels			8,900
Vessels [Member]
Vessels [Abstract]
Additions	[1]	117,677	3,868
Disposals		(282,829)	(76,183)
Total		1,244,148	1,316,463
Vessel 1 [Member]
Vessels [Abstract]
Net Book Value Vessels		56,200
Vessel 2 [Member]
Vessels [Abstract]
Net Book Value Vessels		55,700
Drydocking [Member]
Vessels [Abstract]
Additions		12,774	7,881
Disposals		(24,497)	(10,061)
Total		$ 80,047	$ 82,227

[1]	The Company presented as of December 31, 2021, $24.3 million as Vessels under Construction related to payments under the shipbuilding contracts for the two newbuildings delivered in 2022 from Samsung shipyard in South Korea. Upon delivery of these two vessels in 2022, the Company transferred the balance from Vessels under Constructions to Vessels, and as such the $117.7 million presented as Additions Vessels in 2022 in the table above includes the $24.3 million referred to above. The book value of the two vessels delivered in 2022 are $56.2 million and $55.7 million as of December 31, 2022, and the vessels are chartered out on longer term time charter agreements. We refer to footnote 3 for further information.